Loan Quality and Allowance for Loan Losses - Impaired Loans Acquired Accretable Yield Change (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Receivables [Abstract]
Beginning balance	$ 1,827	$ 2,180	$ 1,891	$ 741	$ 741	$ 1,461
Accretion to interest income	(143)	(57)	(207)	(112)	(326)	(567)
Disposals					(38)	(153)
Reclassifications from nonaccretable difference				1,494	1,514
Ending balance	$ 1,684	$ 2,123	$ 1,684	$ 2,123	$ 1,891	$ 741